Fair Value Measurements (Details) - Schedule of information about the company's assets that are measured at fair value - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Warrant liability - Underwriters warrants	$ 17,521,000	$ 30,332,000	$ 15,353,000	$ 176,000
Interprivate II Acquisition Crop [Member]
Assets:
Marketable securities held in Trust Account	260,207,445		258,821,242
Liabilities:
Warrant liability - Underwriters warrants			598,718
Private Placement [Member] | Interprivate II Acquisition Crop [Member]
Liabilities:
Warrant liability - Private placement warrants	231,000		3,584,971
Underwriters Warrants [Member] | Interprivate II Acquisition Crop [Member]
Liabilities:
Warrant liability - Underwriters warrants	$ 5,980		$ 530,581